Interest Income (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of interest income

Description	12/31/2018	12/31/2017
Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost
For cash and bank deposits	27,750	21,347
For government securities	871,134
For debt securities	226,226	283,588
For loans and other financing
Non financial public sector		6,518
Financial sector	1,428,390	813,777
Non financial private sector
Overdrafts	6,569,850	4,421,984
Documents	4,008,412	3,027,789
Mortgage loans	1,577,943	1,321,931
Pledge loans	718,101	820,614
Personal loans	25,279,696	23,268,886
Credit cards	8,488,320	7,245,746
Financial leases	197,267	172,340
Other	5,440,110	4,367,596
For repo transactions
Central Bank of Argentina	32,070	1,057,405
Other financial institutions	417,801	61,812

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	55,283,070	46,891,333

Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income
Debt government securities	19,450,371	8,935,362

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income	19,450,371	8,935,362

	74,733,441	55,826,695